Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 10:	INCOME TAXES

a.	Corporate tax structure:

The Israeli corporate tax rate was 25.0% in 2013, and 26.5% in 2014 and 2015.

On January 4, 2016, an amendment to the Israeli tax ordinance was enacted such that commencing January 1, 2016, the Israeli regular tax rate will be reduced from 26.5% to 25.0%. The effect of the change in tax rates will result in a decrease in deferred tax balances in immaterial amounts.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely. Undistributed earnings of foreign subsidiaries that are considered to be permanently reinvested amounted to $2,599 thousand and unrecognized deferred tax liability related to such earnings amounted to $780 thousand as of December 31, 2015.

b.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxation), 1969:

The Company may currently qualify as an "industrial company" within the definition of the Law for the Encouragement of Industry (Taxation), as such, it may be eligible for certain tax benefits, including, inter alia, special depreciation rates for machinery, equipment and buildings, amortization of patents, certain other intangible property rights and deduction of share issuance expenses.

c.	Net operating loss carry-forwards:

As of December 31, 2015, CYREN's net operating loss carryforwards for tax purposes amounted to $61,111 thousand and capital loss carryforwards of $15,658 thousand which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2015 the U.S. subsidiary had net operating loss carryforwards of $97,433 thousand. These losses may offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2018 through 2035.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses before utilization.

Management currently believes that based upon its estimations for future taxable income, it is more likely than not that the deferred tax assets regarding the loss carryforwards will not be utilized in the foreseeable future. Thus, a valuation allowance was provided to reduce deferred tax assets to their realizable value.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2015 and 2014, the Company's deferred taxes were in respect of the following:

	December 31,
(in thousands)	2015	2014

Deferred tax assets:

Net operating loss carryforwards	$49,398	$47,524
Capital loss carryforwards	4,149	4,149
Temporary differences	2,527	2,630

Deferred tax assets before valuation allowance	56,074	54,303
Valuation allowance	(55,457)	(54,128)

Deferred tax asset net of valuation allowance	617	175

Deferred tax liabilities:

Intangibles	(2,129)	(2,099)
Deferred revenue	(115)	(167)

Deferred tax liability	(2,244)	(2,266)

Deferred tax liability, net (*)	$(1,627)	$(2,091)

(*) The entire amount is due to foreign deferred taxes

e.	Reconciliation of the theoretical tax benefit (expense):

For the year ended December 31, 2015, the main reconciling items between the Company’s statutory tax rate and the effective tax rate relates to the increase in the valuation allowance in the amount of $1,329 thousand due to the net increase in carryforward losses.

For the year ended December 31, 2014, the main reconciling items between the Company’s statutory tax rate and the effective tax rate relates to the decrease in valuation allowance due to the expiration of capital loss carryforwards in the amount of $1,700 thousand.

For the year ended December 31, 2013, the main reconciling items between the Company’s statutory tax rate and the effective tax rate relates to the increase in the valuation allowance in the amount of $6,431 thousand due to the management's estimations that the Company will not utilize its carryforward losses in the foreseeable future.

The statutory tax rate used in the reconciliation is the Israeli corporate tax rate.

f.	Loss before tax benefit (expense) consists of the following:

	Year ended December 31,
	2015	2014	2013

Domestic	$(4,679)	$(5,342)	$(3,683)
Foreign	3	(1,870)	(968)

Loss before tax benefit (expense)	$(4,676)	$(7,212)	$(4,651)

g.	Tax benefit (expense) is comprised of the following:

	Year ended December 31,
	2015	2014	2013

Current taxes:
Foreign	$(389)	$(122)	$(240)
Domestic	(2)	-	-

	$(391)	$(122)	$(240)

Deferred taxes:
Foreign	$268	$318	$(1,065)
Domestic	-	-	(3,915)

	$268	$318	$(4,980)

Tax benefit (expense), net	$(123)	$196	$(5,220)

h.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2015	2014

Beginning balance	$100	$-
Increases related to tax positions taken during the current year	41	100
Effect of exchange rate	(10)	-

Ending balance	$131	$100

The entire amount of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.

i.	Tax assessments:

CYREN's tax assessments in Israel are deemed final up to and including 2011.

The U.S. subsidiary has final tax assessments up to and including 2011.

The German subsidiary has final tax assessments up to and including 2010.